Associates and Joint Ventures - Disclosure of Statement of Financial Position and Income Statement of Joint Ventures (Details) - EUR (€) € in Millions		7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Non current assets	€ 84,284	€ 84,284	€ 87,053	€ 84,284
Current assets	24,929	24,929	22,589	24,929
Cash and cash equivalents	8,580	8,580	7,245	8,580	€ 5,604	€ 6,042
Total allocated assets	109,213	109,213	109,642	109,213
Non current liabilities	55,034	55,034	54,834	55,034
Non current financial liabilities	35,290	35,290	35,059	35,290
Non-current lease liabilities	6,391	6,391	6,657	6,391
Other non current liabilities	1,356	1,356	1,632	1,356
Current liabilities	25,495	25,495	23,100	25,495
Current financial liabilities	7,005	7,005	4,020	7,005
Current lease liabilities	1,679	1,679	2,020	1,679
Other current liabilities	1,338	1,338	1,491	1,338
Equity	28,684	28,684	31,708	28,684	18,260	€ 25,450
Investments accounted for by the equity method	12,522	12,522	11,275	12,522
Revenues			39,993	39,277	43,076
Other operating income			2,065	12,673	1,587
Other expenses			(10,741)	(10,976)	(12,871)
Depreciation and amortization			(8,796)	(8,397)	(9,359)
OPERATING INCOME			4,056	13,586	4,139
Share of profit (loss) of associates accounted for using equity method			(13)	5	5
Finance income			1,803	614	677
Finance costs			(3,030)	(2,028)	(2,417)
Gain (loss) on derivative			1,012	1,573
Translation differences			(2,996)	(2,751)	(3,665)
Net financial expense			(1,313)	(1,364)	(1,558)
PROFIT BEFORE TAX			2,960	12,095	2,583
Corporate income tax			(641)	(1,378)	(626)
Profit for the year			2,319	10,717	1,957
Share of income (loss) of investments accounted for by the equity method			230	(132)	(3)
Other comprehensive income (100% VMO2)			1,908	4,557	(7,305)
VMO2
Disclosure of joint ventures [line items]
Non current assets	48,779	48,779	46,280	48,779
Current assets	3,554	3,554	3,782	3,554
Cash and cash equivalents	415	415	555	415
Total allocated assets	52,333	52,333	50,062	52,333
Non current liabilities	20,593	20,593	20,840	20,593
Non current financial liabilities	19,185	19,185	19,668	19,185
Non-current lease liabilities	885	885	725	885
Other non current liabilities	523	523	447	523
Current liabilities	7,605	7,605	7,786	7,605
Current financial liabilities	2,841	2,841	3,248	2,841
Current lease liabilities	219	219	221	219
Other current liabilities	4,545	4,545	4,317	4,545
Total allocated liabilities	28,198	28,198	€ 28,626	28,198
Equity of joint venture (in percent)			100.00%
Equity	€ 24,135	€ 24,135	€ 21,436	€ 24,135
Proportion of ownership interest in joint venture (as a percent)	50.00%	50.00%	50.00%	50.00%
50% Telefónica Group	€ 12,068	€ 12,068	€ 10,718	€ 12,068
Acquisition costs			61	61
Investments accounted for by the equity method	€ 12,129	12,129	10,779	12,129
Revenues		7,223	12,155
Other operating income		290	551
Other expenses		(5,063)	(8,305)
OIBDA		2,450	4,401
Depreciation and amortization		(2,395)	(4,170)
OPERATING INCOME		55	231
Share of profit (loss) of associates accounted for using equity method		0	1	0
Finance income		27	24
Finance costs		(504)	(1,020)
Gain (loss) on derivative		489	2,567
Translation differences		(367)	(1,296)
Net financial expense		(355)	275
PROFIT BEFORE TAX		(300)	507
Corporate income tax		65	€ (15)
Result for the period of joint venture (in percent)			100.00%
Profit for the year		(235)	€ 492
50% attributable to Telefónica Group		(117)	246
Share-based compensation		14	14
Other adjustments		0	32
Share of income (loss) of investments accounted for by the equity method		(103)	€ 292	€ (103)	€ 0
Other comprehensive income of joint venture (in percent)			1
Other comprehensive income (100% VMO2)		€ 68	€ (113)